Document and Entity Information	Apr. 05, 2022
Cover [Abstract]
Entity Registrant Name	Digimarc CORP
Amendment Flag	false
Entity Central Index Key	0001438231
Document Type	8-K
Document Period End Date	Apr. 05, 2022
Entity Incorporation State Country Code	OR
Entity File Number	001-34108
Entity Tax Identification Number	26-2828185
Entity Address, Address Line One	8500 S.W. Creekside Place
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97008
City Area Code	(503)
Local Phone Number	469-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false